INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Fees paid for borrowings	$ 6	$ 7
Overdrawn amount	$ 0